Description of Organization and Business Operations (Details)		9 Months Ended		12 Months Ended
	Mar. 05, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares				$ 10.00
Sale of Private Placement Warrants (in shares) | shares				378,000
Cash		$ 93,594		$ 195,758		$ 25,000
Working capital deficit				$ 8,742
Condition for future business combination number of businesses minimum		1		1
Payments for investment of cash in Trust Account		$ 115,000,000	$ 0
Condition for future business combination use of proceeds percentage		80		80
Business combination period				24 months
Maximum net interest to pay dissolution expenses				$ 50,000
Threshold business days for redemption of public shares				5 days
Condition for future business combination threshold Percentage Ownership		50		50
Condition for future business combination threshold Net Tangible Assets		$ 5,000,001		$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%		100.00%
Redemption period upon closure		10 days
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	11,500,000			10,000,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Proceeds from issuance initial public offering	$ 115,000,000
Payments for investment of cash in Trust Account	$ 115,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				378,000
Price of warrant | $ / shares				$ 10.00
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		408,000		408,000	408,000
Price of warrant | $ / shares		$ 10.00		$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	1,500,000			11,500,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Sale of Private Placement Warrants (in shares) | shares				408,000